Accumulated Other Comprehensive Income (Loss) (Tables)	3 Months Ended
Mar. 31, 2016
Statement of Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
12. Accumulated Other Comprehensive Income (Loss) ("AOCI")

	MCBC shareholders
	Foreign currency translation adjustments	Gain (loss) on derivative instruments	Pension and postretirement benefit adjustments	Equity method investments	Accumulated other comprehensive income (loss)
	(In millions)
As of December 31, 2015	$(769.9)	$14.5	$(589.1)	$(350.4)	$(1,694.9)
Foreign currency translation adjustments	243.7	—	—	—	243.7
Unrealized gain (loss) on derivative instruments	—	(21.6)	—	—	(21.6)
Reclassification of derivative (gain) loss to income	—	(2.6)	—	—	(2.6)
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	—	—	7.9	—	7.9
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	—	—	—	5.5	5.5
Tax benefit (expense)	23.6	2.1	(0.9)	(0.7)	24.1
As of March 31, 2016	$(502.6)	$(7.6)	$(582.1)	$(345.6)	$(1,437.9)

Schedule of Reclassifications from Accumulated Other Comprehensive Income to Earnings

	Three Months Ended
	March 31, 2016	March 31, 2015
	Reclassifications from AOCI		Location of gain (loss) recognized in income
	(In millions)
Gain/(loss) on cash flow hedges:
Forward starting interest rate swaps	$(0.9)	$(0.3)	Interest expense, net
Foreign currency forwards	(1.9)	(2.4)	Other income (expense), net
Foreign currency forwards	5.4	4.7	Cost of goods sold
Total income (loss) reclassified, before tax	2.6	2.0
Income tax benefit (expense)	(0.2)	(0.6)
Net income (loss) reclassified, net of tax	$2.4	$1.4

Amortization of defined benefit pension and other postretirement benefit plan items:
Prior service benefit (cost)	$(0.2)	$(0.1)	(1)
Net actuarial gain (loss)	(7.7)	(11.2)	(1)
Total income (loss) reclassified, before tax	(7.9)	(11.3)
Income tax benefit (expense)	0.9	2.3
Net income (loss) reclassified, net of tax	$(7.0)	$(9.0)

Total income (loss) reclassified, net of tax	$(4.6)	$(7.6)

(1)	These components of AOCI are included in the computation of net periodic pension and other postretirement benefit cost. See Note 14, "Pension and Other Postretirement Benefits" for additional details.